EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

At June 30, 2023 and December 31, 2022, property and equipment, net, is as follows:

	June 30, 2023	December 31, 2022	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	123,911	123,911	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(180,611)	(167,854)
Total Property and Equipment, net	$75,104	$87,861

At December 31, 2022 and December 31, 2021, property and equipment, net, is as follows:

	December 31, 2022	December 31, 2021	Estimated Useful Lives (Years)
Automobile	$41,805	$41,805	5
Laboratory Equipment	123,911	118,890	5-10
Office Equipment	7,260	7,260	5-10
Leasehold Improvements	82,739	82,739	2-5
Less: Accumulated Depreciation	(167,854)	(139,751)
Total Property and Equipment, net	$87,861	$110,943